8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Details)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Details
Risk-free interest rate	1.93%	1.17%	0.62%
Expected life of options	5 years	4 years	5 years
Annualized volatility	103.17%	94.66%	99.97%
Dividends	0.00%	0.00%	0.00%